Goldman Sachs Short Duration High Yield Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Short Duration High Yield Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 320
Expense Example, with Redemption, 3 Years	776
Expense Example, with Redemption, 5 Years	1,258
Expense Example, with Redemption, 10 Years	2,587
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	791
Expense Example, with Redemption, 5 Years	1,435
Expense Example, with Redemption, 10 Years	3,164
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	886
Expense Example, with Redemption, 10 Years	2,068
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	927
Expense Example, with Redemption, 10 Years	2,154
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	$ 2,057